EXPLANATORY NOTE

The sole purpose of this filing is to file revised risk/return summary information for Baron International Growth Fund, Baron Emerging Markets Fund and Baron Global Advantage Fund in interactive date format.

Baron Select Funds

767 Fifth Avenue, 49th Floor

New York, NY 10153

Tel: 212.583.2000

Fax: 212.583.2014

December 3, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington D.C. 20549

Re:	Baron Select Funds (File Nos. 333-103025 and 811-21296)
Filing Pursuant to Rule 497(c)

Ladies and Gentlemen:

Pursuant to Rule 497(c) under the Securities Act of 1933, and Section 8(a) under the Investment Company Act of 1940, please be advised that Baron Select Funds (the “Registrant”) is filing exhibits containing interactive data format risk/return summary information. The sole purpose of this filing is to file revised risk/return summary information for Baron International Growth Fund, Baron Emerging Markets Fund and Baron Global Advantage Fund, series of the Registrant, in interactive date format.

Please do not hesitate to contact me at (212) 583-2119 if you have any questions or require anything further.

Very truly yours,

/s/ Patrick M. Patalino

Patrick M. Patalino

Vice President and General Counsel